Recovery of Erroneously Awarded Compensation	12 Months Ended
Mar. 31, 2024
Restatement Determination Date:: 2024-03-31
Erroneously Awarded Compensation Recovery
Restatement does not require Recovery	As a result, the independent directors on the compensation committee considered whether incentive-based compensation was erroneously awarded and whether recovery would be required under the executive compensation recovery policy adopted by the compensation committee, effective October 2, 2023, in accordance with the NYSE listing standards implementing Rule 10D-1 under the U.S. Securities Exchange Act. These directors have concluded that, because the restatement does not impact any of the factors that were considered in determining the incentive-based compensation amounts, no incentive-based compensation was erroneously-awarded and, therefore, no compensation recovery is required under the executive compensation recovery policy.